SCHWAB TAXABLE BOND FUNDS


    ANNUAL REPORT
    August 31, 2002


    Schwab Short-Term
    Bond Market Fund


    Schwab Total
    Bond Market Fund



                                                           [CHARLES SCHWAB LOGO]

A SMART, COST-EFFECTIVE WAY INVESTORS CAN
USE BONDS IN AN ASSET ALLOCATION STRATEGY.


in this report:


    Market overview ..............................................    2

    Schwab Short-Term Bond Market Fund ...........................    6

    Schwab Total Bond Market Fund ................................   17

    Financial notes ..............................................   29

    Glossary .....................................................   36

[PHOTO OF CHARLES SCHWAB]

Charles R. Schwab
Chairman and Co-CEO

DEAR SHAREHOLDER,

Amid the tragedy and turmoil of recent months, millions of Americans showed renewed interest in an investment category that got relatively little attention for the previous decade. I'm speaking of bonds (particularly high quality bonds) and the mutual funds that invest in them.

At Schwab, we've always believed that bond investments have a place in most investors' portfolios. As with any type of investment, the logical way for you to determine that place is not by focusing on market trends, but by considering your goals and time horizon.

As a category, bonds performed well for the period covered by this report, compared to most other asset classes. Whether they'll continue to outperform in coming report periods is something no one can say for certain. That is one of the main reasons why making a financial plan (and sticking to it) is something we constantly encourage investors to do.

Thank you for choosing Schwab for your bond fund investments. Although we can't help you predict the future, we can help you meet your future financial goals. We appreciate your trust and will continue to work hard to earn it.

Sincerely,

/s/ Charles Schwab
--------------------

     The report period saw an end to the 2001 recession, but no sign of a robust recovery for the economy or markets.

MARKET OVERVIEW

A 12-MONTH PERIOD MARKED BY TRAGEDY, UNCERTAINTY AND CORPORATE MALFEASANCE.

The period covered by this report (9/1/01-8/31/02) was a very emotional time for all Americans, and a difficult one for most investors. The period began with the tragic events of September 11 and the realization that a fight against terrorism would become an ongoing concern for the country.

In financial markets, stocks reacted with a large sell-off but soon recovered--the S&P 500(R) Index took just two months to erase its post-9/11 decline of nearly 15%--and went on to log modest additional gains. These proved short-lived, however, as investor sentiment was undermined by a host of negative factors.

In addition to concerns about the economic impact of terrorism, these factors included weak corporate earnings, growing indications that a strong recovery was unlikely, and the revelation of fraudulent accounting and reporting practices at several prominent, formerly well-respected companies. The result was a roller coaster year for both stocks and bonds, although bonds emerged with gains (see chart below).

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.11%      LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX:
           measures the U.S. bond market

2.11% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

-17.99%    S&P 500(R) INDEX: measures U.S. large-cap stocks

-15.44%    RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-14.95% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                                               Russell
                      Lehman        MSCI         2000
                    Aggregate       EAFE      Small-Cap     S&P 500     3 Month
                    Bond Index     Index        Index        Index      T-Bill
31-Aug-2001               0            0            0            0           0
 7-Sep-2001            0.14         -5.1        -4.97        -4.17        0.07
14-Sep-2001            0.85        -11.1        -5.88        -3.58        0.09
21-Sep-2001            0.54       -17.35       -19.07       -14.76        0.34
28-Sep-2001            1.17       -10.26       -13.46        -8.04        0.38
 5-Oct-2001            1.72        -7.57       -11.28        -5.36        0.45
12-Oct-2001            1.31        -6.36        -8.35        -3.57        0.48
19-Oct-2001             1.8        -8.57        -8.96        -5.17        0.53
26-Oct-2001            2.25        -5.66        -6.18        -2.42        0.58
 2-Nov-2001            2.86        -6.92        -7.34        -3.87        0.64
 9-Nov-2001            3.33        -4.94        -6.24        -0.94        0.71
16-Nov-2001            1.21        -4.33        -3.38         0.68        0.72
23-Nov-2001            0.88        -4.75        -1.84         1.72        0.75
30-Nov-2001            1.87        -4.59        -1.31         0.88         0.8
 7-Dec-2001            0.36        -3.12         3.09         2.55        0.84
14-Dec-2001            0.38        -6.67         1.01        -0.57        0.86
21-Dec-2001            0.82        -6.31         3.74         1.36         0.9
28-Dec-2001            0.76        -4.52         5.87         2.79        0.93
 4-Jan-2002            0.97        -2.52         7.09         3.93        0.97
11-Jan-2002             2.5         -5.4         5.11         1.54        1.02
18-Jan-2002            2.33         -7.2         1.77        -0.05        1.04
25-Jan-2002            1.79        -8.25         2.86         0.45        1.06
 1-Feb-2002            2.24        -9.32         3.04        -0.44        1.09
 8-Feb-2002            2.58       -10.62         0.19        -2.75        1.13
15-Feb-2002             2.8         -8.4         0.78        -2.04        1.16
22-Feb-2002               3       -10.38        -0.09        -3.31        1.19
 1-Mar-2002            2.59         -7.5         2.79         0.57        1.22
 8-Mar-2002            1.43        -2.18         7.43         3.45        1.24
15-Mar-2002            1.22        -2.37          7.3         3.62        1.26
22-Mar-2002            1.13        -3.62         8.02         2.06         1.3
29-Mar-2002             1.3        -3.89         8.95         2.03        1.35
 5-Apr-2002            2.31         -3.9          7.1        -0.16        1.39
12-Apr-2002            2.56         -5.6        10.93         -1.2        1.43
19-Apr-2002             2.8        -2.58        11.36         0.06        1.46
26-Apr-2002            3.36        -3.53         7.96        -4.29        1.49
 3-May-2002            3.43         -2.9        10.32        -4.46        1.52
10-May-2002            3.39        -2.96         6.13         -6.1        1.56
17-May-2002            2.96        -0.35         9.65        -1.51         1.6
24-May-2002            3.61        -1.03         6.37        -3.54        1.64
31-May-2002            4.14        -1.12         5.07        -4.86        1.67
 7-Jun-2002            4.09         -4.3         1.42        -8.39         1.7
14-Jun-2002            5.21        -8.34           -1        -10.2        1.74
21-Jun-2002            5.37        -8.43        -0.56       -11.81        1.77
28-Jun-2002            5.04        -5.19        -0.15       -11.64        1.82
 5-Jul-2002            4.93        -5.67        -4.82       -11.71        1.83
12-Jul-2002            6.16        -9.92       -10.77       -17.75        1.87
19-Jul-2002            6.27        -12.5       -16.61       -24.32         1.9
26-Jul-2002             6.5       -17.89       -17.45       -23.86        1.94
 2-Aug-2002            7.11       -17.02       -18.67       -22.75        1.99
 9-Aug-2002            7.18       -14.52       -16.05       -18.78        2.02
16-Aug-2002            6.91       -13.72        -14.4       -16.98        2.05
23-Aug-2002            7.68       -12.87       -13.49        -15.9        2.08
31-Aug-2002            8.11       -14.95       -15.44       -17.99        2.11

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab Taxable Bond Funds

     Bonds performed comparatively well, while stock prices fizzled amid concerns over corporate earnings.

[PHOTO OF SUBWAY]

[PHOTO OF WELDER]


MIXED SIGNALS FROM GDP, UNEMPLOYMENT, CONSUMERS AND THE FED.

After shrinking for the first three quarters of 2001, Gross Domestic Product (GDP; see chart, next page) grew in the most recent three quarters, including a strong 5.0% rise in Q1 2002. GDP fell back to 1.3% in Q2 2002, although investment in software and equipment--the recovery's missing ingredient--was up 3.1%, its first positive quarter since Q3 2000.

The Institute of Supply Management's August 2002 reports showed both manufacturing and non-manufacturing industries to be weaker than expected. Also in August, the Federal Reserve (the Fed) signaled that further rate cuts may be necessary, and the University of Michigan's Consumer Sentiment Index fell.

Not all signs were negative. Inflation remained virtually non-existent. A surge of refinancing, prompted by low rates, helped keep consumer spending strong. Unemployment fell slightly in August, unexpectedly. Also, the last six months of the period saw an increase of 183,000 jobs in temp employment--potentially a positive sign, since employers often hire temps as they test the waters during the initial stages of economic recovery.

BONDS OUTPACED OTHER ASSET CLASSES, AS WARY INVESTORS FLOCKED TO TREASURIES.

Fearing that continued economic weakness could affect corporations' ability to meet bond payments, bond investors flocked to the relative safety of U.S. Treasury issues, joined by investors moving money out of stocks. The resulting demand for Treasuries pushed prices up and yields down: in August, 10-year Treasuries saw their lowest yields in almost 40 years, dipping below 4% (see chart, page 5).

Lower-rated corporate bonds saw the flip side of this trend, with prices falling and yields rising as investors demanded higher yields in exchange for perceived higher risks. A number of large corporations were even forced to postpone issuing new lower-rated bonds because of weak demand among bond investors.

The past year did see core profitability improve at U.S. corporations, a positive for stock and bond investors alike. However, much of this was due to cost-cutting rather than revenue growth, and therefore, investors have tended to see it as a one-time improvement rather than an indication of a sustainable trend.

MARKET OVERVIEW continued

[PHOTO OF OIL PUMP]

LOOKING AHEAD: NEGATIVE FACTORS COULD MAKE RECOVERY SLOWER THAN EXPECTED.

With the economy still sending mixed signals about its health, we concur with the consensus view that the recovery is likely to be moderate and protracted. For now, the U.S. economy appears to be in a holding pattern.

We can identify several risks that could further delay economic recovery if they materialize. One is the expansion in the war against terrorism, which would hit a weakened economy with a large expense and could result in a spike in oil prices and a further erosion of investor confidence.

Further fallout from corporate scandals could take a toll on equity markets and put more stress on corporate bond prices.

Another factor could be a retrenchment in retail spending, which so far has been strong. Any of these factors could hamper the recovery; if they remain in abeyance, the recovery may gain ground.

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment. While the relationship of each of these factors to the performance of the funds is complex, the commentary over each chart includes analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

Growth of 5.0% in Q1 2002 pleasantly surprised many, but Q2 2002 growth was just 1.3%. Revisions to 2001 figures increased that year's number of negative quarters from one to three.

[BAR CHART]

                                  Quarterly
                                  GDP growth
Q3 1992                             3.1
Q4 1992                             5.4
Q1 1993                            -0.1
Q2 1993                             2.5
Q3 1993                             1.8
Q4 1993                             6.2
Q1 1994                             3.4
Q2 1994                             5.7
Q3 1994                             2.2
Q4 1994                               5
Q1 1995                             1.5
Q2 1995                             0.8
Q3 1995                             3.1
Q4 1995                             3.2
Q1 1996                             2.9
Q2 1996                             6.8
Q3 1996                               2
Q4 1996                             4.6
Q1 1997                             4.4
Q2 1997                             5.9
Q3 1997                             4.2
Q4 1997                             2.8
Q1 1998                             6.1
Q2 1998                             2.2
Q3 1998                             4.1
Q4 1998                             6.7
Q1 1999                               3
Q2 1999                               2
Q3 1999                             5.2
Q4 1999                             7.1
Q1 2000                             2.6
Q2 2000                             4.8
Q3 2000                             0.6
Q4 2000                             1.1
Q1 2001                            -0.6
Q2 2001                            -1.6
Q3 2001                            -0.3
Q4 2001                             2.7
Q1 2002                               5
Q2 2002                             1.1

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.


Schwab Taxable Bond Funds

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment fell to 5.7% in August. The August figures showed more job creation in service, government and construction, but fewer in retail trade and even fewer in manufacturing.

[LINE GRAPH]

                                Monthly U.S.
                                unemployment
30-Jun-1992                         7.8
     Jul-92                         7.7
     Aug-92                         7.6
     Sep-92                         7.6
     Oct-92                         7.3
     Nov-92                         7.4
     Dec-92                         7.4
     Jan-93                         7.3
     Feb-93                         7.1
     Mar-93                           7
     Apr-93                         7.1
     May-93                         7.1
     Jun-93                           7
     Jul-93                         6.9
     Aug-93                         6.8
     Sep-93                         6.7
     Oct-93                         6.8
     Nov-93                         6.6
     Dec-93                         6.5
     Jan-94                         6.8
     Feb-94                         6.6
     Mar-94                         6.5
     Apr-94                         6.4
     May-94                         6.1
     Jun-94                         6.1
     Jul-94                         6.3
     Aug-94                           6
     Sep-94                         5.8
     Oct-94                         5.8
     Nov-94                         5.6
     Dec-94                         5.5
     Jan-95                         5.6
     Feb-95                         5.4
     Mar-95                         5.3
     Apr-95                         5.8
     May-95                         5.8
     Jun-95                         5.6
     Jul-95                         5.6
     Aug-95                         5.7
     Sep-95                         5.6
     Oct-95                         5.5
     Nov-95                         5.7
     Dec-95                         5.6
     Jan-96                         5.6
     Feb-96                         5.5
     Mar-96                         5.6
     Apr-96                         5.5
     May-96                         5.6
     Jun-96                         5.3
     Jul-96                         5.5
     Aug-96                         5.1
     Sep-96                         5.2
     Oct-96                         5.2
     Nov-96                         5.3
     Dec-96                         5.4
     Jan-97                         5.3
     Feb-97                         5.3
     Mar-97                         5.1
     Apr-97                           5
     May-97                         4.7
     Jun-97                           5
     Jul-97                         4.7
     Aug-97                         4.9
     Sep-97                         4.7
     Oct-97                         4.7
     Nov-97                         4.6
     Dec-97                         4.7
     Jan-98                         4.5
     Feb-98                         4.6
     Mar-98                         4.6
     Apr-98                         4.3
     May-98                         4.3
     Jun-98                         4.5
     Jul-98                         4.5
     Aug-98                         4.5
     Sep-98                         4.5
     Oct-98                         4.5
     Nov-98                         4.4
     Dec-98                         4.3
     Jan-99                         4.3
     Feb-99                         4.4
     Mar-99                         4.2
     Apr-99                         4.3
     May-99                         4.2
     Jun-99                         4.3
     Jul-99                         4.3
     Aug-99                         4.2
     Sep-99                         4.2
     Oct-99                         4.1
     Nov-99                         4.1
     Dec-99                         4.1
     Jan-00                           4
     Feb-00                         4.1
     Mar-00                         4.1
     Apr-00                         3.9
     May-00                         4.1
     Jun-00                           4
     Jul-00                           4
     Aug-00                         4.1
     Sep-00                         3.9
     Oct-00                         3.9
     Nov-00                           4
     Dec-00                           4
     Jan-01                         4.2
     Feb-01                         4.2
     Mar-01                         4.3
     Apr-01                         4.5
     May-01                         4.4
     Jun-01                         4.5
     Jul-01                         4.5
     Aug-01                         4.9
     Sep-01                         4.9
     Oct-01                         5.4
     Nov-01                         5.6
     Dec-01                         5.8
     Jan-02                         5.6
     Feb-02                         5.5
     Mar-02                         5.7
     Apr-02                           6
     May-02                         5.8
     Jun-02                         5.9
     Jul-02                         5.9
31-Aug-2002                         5.7

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.8% for the 12 months ended August 31, 2002 (2.4% if food and energy are excluded). ECI rose 4.0% for the 12 months ended June 30, 2002.

[LINE GRAPH]

                       Employment                                         Consumer
    Date               Cost Index                     Date               Price Index
1-Jul-1992                3.5                     30-Jun-1992                3.1
    Aug-92                3.5                          Jul-92                3.2
    Sep-92                3.5                          Aug-92                3.1
    Oct-92                3.5                          Sep-92                  3
    Nov-92                3.5                          Oct-92                3.2
    Dec-92                3.5                          Nov-92                  3
    Jan-93                3.5                          Dec-92                2.9
    Feb-93                3.5                          Jan-93                3.3
    Mar-93                3.5                          Feb-93                3.2
    Apr-93                3.6                          Mar-93                3.1
    May-93                3.6                          Apr-93                3.2
    Jun-93                3.6                          May-93                3.2
    Jul-93                3.6                          Jun-93                  3
    Aug-93                3.6                          Jul-93                2.8
    Sep-93                3.6                          Aug-93                2.8
    Oct-93                3.5                          Sep-93                2.7
    Nov-93                3.5                          Oct-93                2.8
    Dec-93                3.5                          Nov-93                2.7
    Jan-94                3.2                          Dec-93                2.7
    Feb-94                3.2                          Jan-94                2.5
    Mar-94                3.2                          Feb-94                2.5
    Apr-94                3.2                          Mar-94                2.5
    May-94                3.2                          Apr-94                2.4
    Jun-94                3.2                          May-94                2.3
    Jul-94                3.2                          Jun-94                2.5
    Aug-94                3.2                          Jul-94                2.8
    Sep-94                3.2                          Aug-94                2.9
    Oct-94                  3                          Sep-94                  3
    Nov-94                  3                          Oct-94                2.6
    Dec-94                  3                          Nov-94                2.7
    Jan-95                2.9                          Dec-94                2.7
    Feb-95                2.9                          Jan-95                2.8
    Mar-95                2.9                          Feb-95                2.9
    Apr-95                2.9                          Mar-95                2.9
    May-95                2.9                          Apr-95                3.1
    Jun-95                2.9                          May-95                3.2
    Jul-95                2.7                          Jun-95                  3
    Aug-95                2.7                          Jul-95                2.8
    Sep-95                2.7                          Aug-95                2.6
    Oct-95                2.7                          Sep-95                2.5
    Nov-95                2.7                          Oct-95                2.8
    Dec-95                2.7                          Nov-95                2.6
    Jan-96                2.8                          Dec-95                2.5
    Feb-96                2.8                          Jan-96                2.7
    Mar-96                2.8                          Feb-96                2.7
    Apr-96                2.9                          Mar-96                2.8
    May-96                2.9                          Apr-96                2.9
    Jun-96                2.9                          May-96                2.9
    Jul-96                2.8                          Jun-96                2.8
    Aug-96                2.8                          Jul-96                  3
    Sep-96                2.8                          Aug-96                2.9
    Oct-96                2.9                          Sep-96                  3
    Nov-96                2.9                          Oct-96                  3
    Dec-96                2.9                          Nov-96                3.3
    Jan-97                2.9                          Dec-96                3.3
    Feb-97                2.9                          Jan-97                  3
    Mar-97                2.9                          Feb-97                  3
    Apr-97                2.8                          Mar-97                2.8
    May-97                2.8                          Apr-97                2.5
    Jun-97                2.8                          May-97                2.2
    Jul-97                  3                          Jun-97                2.3
    Aug-97                  3                          Jul-97                2.2
    Sep-97                  3                          Aug-97                2.2
    Oct-97                3.3                          Sep-97                2.2
    Nov-97                3.3                          Oct-97                2.1
    Dec-97                3.3                          Nov-97                1.8
    Jan-98                3.3                          Dec-97                1.7
    Feb-98                3.3                          Jan-98                1.6
    Mar-98                3.3                          Feb-98                1.4
    Apr-98                3.5                          Mar-98                1.4
    May-98                3.5                          Apr-98                1.4
    Jun-98                3.5                          May-98                1.7
    Jul-98                3.7                          Jun-98                1.7
    Aug-98                3.7                          Jul-98                1.7
    Sep-98                3.7                          Aug-98                1.6
    Oct-98                3.4                          Sep-98                1.5
    Nov-98                3.4                          Oct-98                1.5
    Dec-98                3.4                          Nov-98                1.5
    Jan-99                  3                          Dec-98                1.6
    Feb-99                  3                          Jan-99                1.7
    Mar-99                  3                          Feb-99                1.6
    Apr-99                3.2                          Mar-99                1.7
    May-99                3.2                          Apr-99                2.3
    Jun-99                3.2                          May-99                2.1
    Jul-99                3.1                          Jun-99                  2
    Aug-99                3.1                          Jul-99                2.1
    Sep-99                3.1                          Aug-99                2.3
    Oct-99                3.4                          Sep-99                2.6
    Nov-99                3.4                          Oct-99                2.6
    Dec-99                3.4                          Nov-99                2.6
    Jan-00                4.3                          Dec-99                2.7
    Feb-00                4.3                          Jan-00                2.7
    Mar-00                4.3                          Feb-00                3.2
    Apr-00                4.4                          Mar-00                3.7
    May-00                4.4                          Apr-00                  3
    Jun-00                4.4                          May-00                3.1
    Jul-00                4.3                          Jun-00                3.7
    Aug-00                4.3                          Jul-00                3.7
    Sep-00                4.3                          Aug-00                3.4
    Oct-00                4.1                          Sep-00                3.5
    Nov-00                4.1                          Oct-00                3.4
    Dec-00                4.1                          Nov-00                3.4
    Jan-01                4.1                          Dec-00                3.4
    Feb-01                4.1                          Jan-01                3.7
    Mar-01                4.1                          Feb-01                3.5
    Apr-01                3.9                          Mar-01                2.9
    May-01                3.9                          Apr-01                3.3
    Jun-01                3.9                          May-01                3.6
    Jul-01                4.1                          Jun-01                3.2
    Aug-01                4.1                          Jul-01                2.7
    Sep-01                4.1                          Aug-01                2.7
    Oct-01                4.1                          Sep-01                2.6
    Nov-01                4.1                          Oct-01                2.1
    Dec-01                4.1                          Nov-01                1.9
    Jan-02                3.9                          Dec-01                1.6
    Feb-02                3.9                          Jan-02                1.1
    Mar-02                3.9                          Feb-02                1.1
    Apr-02                  4                          Mar-02                1.5
    May-02                  4                          Apr-02                1.6
  Jun-2002                  4                          May-02                1.2
                                                       Jun-02                1.1
                                                       Jul-02                1.5
                                                  31-Aug-2002                1.8

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of five-year and ten-year Treasuries

Strong investor demand, coupled with the effects of the Fed's long string of interest rate cuts in 2001, left yields at fairly low levels and widened the spread between yields on five-year and ten-year Treasuries.

[LINE GRAPH]

                   5-Year       10-Year
30-Jun-1992         6.27          7.12
     Jul-92         5.82          6.71
     Aug-92         5.58           6.6
     Sep-92         5.32          6.35
     Oct-92         5.89          6.79
     Nov-92         6.22          6.94
     Dec-92         5.99          6.69
     Jan-93         5.55          6.36
     Feb-93         5.21          6.02
     Mar-93         5.24          6.02
     Apr-93         5.11          6.01
     May-93         5.37          6.15
     Jun-93         5.05          5.78
     Jul-93         5.15          5.81
     Aug-93         4.79          5.45
     Sep-93         4.77          5.38
     Oct-93         4.85          5.43
     Nov-93         5.16          5.82
     Dec-93         5.21          5.79
     Jan-94         5.02          5.64
     Feb-94         5.57          6.13
     Mar-94         6.23          6.74
     Apr-94         6.64          7.04
     May-94         6.76          7.15
     Jun-94         6.95          7.32
     Jul-94         6.73          7.11
     Aug-94          6.8          7.17
     Sep-94         7.28           7.6
     Oct-94         7.49          7.81
     Nov-94         7.79          7.91
     Dec-94         7.83          7.82
     Jan-95         7.51          7.58
     Feb-95         7.04           7.2
     Mar-95         7.07           7.2
     Apr-95         6.88          7.06
     May-95         6.05          6.28
     Jun-95         5.97           6.2
     Jul-95         6.16          6.43
     Aug-95         6.07          6.28
     Sep-95         6.02          6.18
     Oct-95         5.81          6.02
     Nov-95         5.52          5.74
     Dec-95         5.38          5.57
     Jan-96         5.24          5.58
     Feb-96         5.73           6.1
     Mar-96         6.09          6.33
     Apr-96         6.41          6.67
     May-96         6.63          6.85
     Jun-96         6.46          6.71
     Jul-96         6.57          6.79
     Aug-96         6.73          6.94
     Sep-96         6.46           6.7
     Oct-96         6.07          6.34
     Nov-96         5.83          6.04
     Dec-96         6.21          6.42
     Jan-97         6.25          6.49
     Feb-97         6.39          6.55
     Mar-97         6.75           6.9
     Apr-97         6.57          6.72
     May-97          6.5          6.66
     Jun-97         6.38           6.5
     Jul-97          5.9          6.01
     Aug-97         6.22          6.34
     Sep-97         5.99           6.1
     Oct-97         5.71          5.83
     Nov-97         5.84          5.87
     Dec-97         5.71          5.74
     Jan-98         5.38          5.51
     Feb-98         5.59          5.62
     Mar-98         5.62          5.65
     Apr-98         5.64          5.67
     May-98         5.55          5.55
     Jun-98         5.47          5.45
     Jul-98          5.5          5.49
     Aug-98          4.8          4.98
     Sep-98         4.22          4.42
     Oct-98         4.23          4.61
     Nov-98         4.48          4.71
     Dec-98         4.54          4.65
     Jan-99         4.55          4.65
     Feb-99         5.22          5.29
     Mar-99          5.1          5.24
     Apr-99         5.21          5.35
     May-99         5.58          5.62
     Jun-99         5.65          5.78
     Jul-99         5.79           5.9
     Aug-99         5.87          5.97
     Sep-99         5.75          5.88
     Oct-99         5.96          6.02
     Nov-99         6.11          6.19
     Dec-99         6.34          6.44
     Jan-00         6.68          6.67
     Feb-00          6.6          6.41
     Mar-00         6.31             6
     Apr-00         6.54          6.21
     May-00         6.52          6.27
     Jun-00         6.19          6.03
     Jul-00         6.15          6.03
     Aug-00         5.97          5.73
     Sep-00         5.85           5.8
     Oct-00         5.81          5.75
     Nov-00         5.43          5.47
     Dec-00         4.98          5.11
     Jan-01         4.77          5.11
     Feb-01         4.66           4.9
     Mar-01         4.56          4.92
     Apr-01         4.89          5.34
     May-01         4.91          5.38
     Jun-01         4.95          5.41
     Jul-01         4.53          5.05
     Aug-01         4.38          4.83
     Sep-01          3.8          4.59
     Oct-01         3.48          4.23
     Nov-01         4.06          4.75
     Dec-01          4.3          5.05
     Jan-02         4.37          5.04
     Feb-02         4.19          4.88
     Mar-02         4.81           5.4
     Apr-02         4.41          5.09
     May-02         4.36          5.05
     Jun-02         4.03           4.8
     Jul-02         3.45          4.46
31-Aug-2002         3.22          4.15

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

YIELD CURVE
Average yields of AAA securities of six maturities

The yield curve grew steeper during the report period as short-term rates continued to fall, largely because of the struggles in the equity market and fears of a broader economic slowdown.

[LINE GRAPH]

                          Yields as of       Yields as of
Maturity                     9/1/01            8/31/02
3 Month                       3.43               1.67
6 Month                        3.4               1.66
2 Year                        3.79               2.13
5 Year                        4.53               3.22
10 Year                       4.96               4.14
30 Year                       5.48               4.93

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, because they are assumed to carry higher risk.

Data source: Bloomberg L.P.

      The fund seeks current income by tracking the performance of the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/ Credit Index.

SCHWAB SHORT-TERM BOND MARKET FUND

[PHOTO OF KIM DAIFOTIS]

      KIM DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for management of the fund. Prior to joining the firm in 1997, he worked for more than 17 years in research and asset management.

TICKER SYMBOL: SWBDX

[GRAPHIC]

                        INTEREST RATE SENSITIVITY 1
                        SHORT      MEDIUM      LONG
CREDIT QUALITY 1
HIGH                     /X/         / /        / /
MEDIUM                   / /         / /        / /
LOW                      / /         / /        / /

MANAGER'S PERSPECTIVE

AS A GROUP, BONDS PERFORMED WELL COMPARED WITH OTHER ASSET CLASSES DURING THE REPORT PERIOD. Among Treasury, government agency and high quality corporate issues, at least two factors helped push short-term yields down and prices up. One factor was the Fed's lowering of short-term rates from 3.50% to 1.75% during the last four months of 2001. A second factor was high demand, as investors abandoned stocks.

Lower quality bonds underperformed their higher quality counterparts as investors demanded greater compensation in this difficult capital market environment. The yield spread between corporate bonds and Treasuries widened to historic highs. In spite of the difficult environment, calendar 2001 was a record year for bond issuance, and 2002 has also seen heavy activity as issuers continue to capitalize on low rates.

MARKET VOLATILITY LED MANY BOND FUNDS, INCLUDING THIS ONE, TO UNDERPERFORM THEIR BENCHMARKS. Normally, changes in bond credit ratings are incremental and isolated. But during this report period, many bonds were downgraded, with some quickly going from investment-grade to high yield. Bonds in this subset greatly underperformed the market.

OPPOSING FORCES ARE VYING TO CONTROL THE BOND MARKET'S FUTURE DIRECTION. Further economic weakness could mean continued low interest rates and high demand for quality bonds, particularly government guaranteed and highly rated corporate bonds. But economic improvement could push yields up and prices down. Future bond market trends are therefore likely to depend on the strength and timing of a recovery.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 8/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future. Definitions of style box categories: Sensitivity (measured as duration):
  Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.


Schwab Taxable Bond Funds

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 8/31/02

This chart compares performance of the fund with the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index, the fund's benchmark index 1 and the Morningstar Short-Term Bond Fund category. As of the end of the report period, the fund's 30-day SEC yield was 4.27%. 2

                                               Lehman Brothers
                                               Short 1-5 Year
                                               Government/Credit    Peer group
                Fund 2      Benchmark 1        Index                average 3
1 year          4.88%       7.36%              7.36%                4.47%
5 years         6.36%       7.04%              7.13%                5.89%
10 years        5.63%        6.2%              6.43%                5.69%


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance over ten years of a hypothetical $10,000 investment in the fund, compared with a similar investment in two indices: the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index and the fund's benchmark index. 1

$17,281 FUND 2

$18,264 BENCHMARK 1

$18,674 LEHMAN BROTHERS SHORT 1-5 YEAR GOVERNMENT/CREDIT INDEX

[LINE GRAPH]

                    Fund                Index            Benchmark
Aug-92              10000               10000              10000
Sep-92              10142               10118              10094
Oct-92              10024               10018              10036
Nov-92               9973                9986              10021
Dec-92              10105               10098              10115
Jan-93              10279               10257              10221
Feb-93              10419               10380              10303
Mar-93              10456               10419              10335
Apr-93              10551               10500              10398
May-93              10517               10468              10373
Jun-93              10664               10583              10450
Jul-93              10701               10604              10473
Aug-93              10850               10731              10560
Sep-93              10875               10766              10594
Oct-93              10913               10794              10617
Nov-93              10846               10773              10620
Dec-93              10895               10817              10662
Jan-94              10984               10909              10728
Feb-94              10806               10800              10663
Mar-94              10667               10692              10608
Apr-94              10574               10630              10568
May-94              10536               10641              10583
Jun-94              10549               10660              10609
Jul-94              10640               10779              10705
Aug-94              10667               10815              10740
Sep-94              10628               10757              10715
Oct-94              10636               10770              10740
Nov-94              10576               10715              10695
Dec-94              10587               10739              10715
Jan-95              10731               10903              10861
Feb-95              10873               11092              11009
Mar-95              10935               11155              11070
Apr-95              11025               11272              11169
May-95              11222               11534              11360
Jun-95              11267               11602              11421
Jul-95              11291               11629              11467
Aug-95              11372               11712              11536
Sep-95              11439               11779              11592
Oct-95              11532               11892              11688
Nov-95              11647               12018              11788
Dec-95              11741               12122              11876
Jan-96              11834               12234              11977
Feb-96              11758               12151              11930
Mar-96              11723               12113              11922
Apr-96              11720               12103              11934
May-96              11721               12112              11960
Jun-96              11814               12218              12048
Jul-96              11850               12262              12094
Aug-96              11871               12293              12139
Sep-96              11992               12430              12250
Oct-96              12142               12604              12388
Nov-96              12263               12725              12480
Dec-96              12212               12691              12482
Jan-97              12273               12750              12542
Feb-97              12290               12775              12572
Mar-97              12252               12734              12562
Apr-97              12363               12858              12665
May-97              12452               12952              12754
Jun-97              12550               13054              12842
Jul-97              12728               13247              12982
Aug-97              12697               13229              12995
Sep-97              12810               13352              13094
Oct-97              12927               13472              13191
Nov-97              12962               13498              13224
Dec-97              13051               13596              13312
Jan-98              13193               13754              13440
Feb-98              13171               13754              13452
Mar-98              13224               13802              13499
Apr-98              13283               13870              13565
May-98              13359               13954              13648
Jun-98              13432               14032              13724
Jul-98              13482               14091              13782
Aug-98              13667               14289              13975
Sep-98              13905               14556              14236
Oct-98              13952               14597              14276
Nov-98              13925               14585              14265
Dec-98              13961               14634              14313
Jan-99              14002               14708              14385
Feb-99              13872               14583              14263
Mar-99              13977               14692              14370
Apr-99              13991               14740              14417
May-99              13937               14682              14359
Jun-99              13966               14723              14399
Jul-99              13998               14737              14414
Aug-99              14030               14770              14446
Sep-99              14134               14888              14561
Oct-99              14157               14928              14600
Nov-99              14176               14954              14625
Dec-99              14176               14942              14614
Jan-00              14141               14912              14584
Feb-00              14251               15025              14695
Mar-00              14387               15136              14804
Apr-00              14382               15139              14807
May-00              14443               15185              14851
Jun-00              14636               15394              15056
Jul-00              14729               15503              15163
Aug-00              14867               15651              15307
Sep-00              15004               15796              15450
Oct-00              15071               15864              15516
Nov-00              15242               16037              15685
Dec-00              15469               16275              15917
Jan-01              15662               16522              16159
Feb-01              15765               16657              16292
Mar-01              15879               16794              16425
Apr-01              15906               16814              16445
May-01              16016               16913              16542
Jun-01              16089               16978              16605
Jul-01              16342               17253              16874
Aug-01              16478               17392              17011
Sep-01              16710               17678              17290
Oct-01              16849               17895              17502
Nov-01              16653               17786              17395
Dec-01              16598               17747              17357
Jan-02              16670               17812              17421
Feb-02              16716               17921              17528
Mar-02              16552               17740              17351
Apr-02              16723               17990              17595
May-02              16860               18132              17734
Jun-02              16944               18288              17887
Jul-02              17097               18508              18101
Aug-02              17281               18674              18264

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The fund changed its benchmark on 2/28/98, when it changed from being a government bond fund to its current strategy. Benchmark performance shown here is the Lehman Brothers Short (1-3 Year) U.S. Government Bond Index from fund inception through 2/28/98 and the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index from 3/1/98 through the end of the report period. Benchmark performance for the one-year period is the Lehman 1-5 Year Index.

2 Fund performance reflects expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's yield and returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 Source: Morningstar, Inc. As of 8/31/02, the total number of funds in the Short-Term Bond Fund category for the one-, five- and ten-year periods was 233, 155 and 54, respectively.

SCHWAB SHORT-TERM BOND MARKET FUND

FUND FACTS

TOP TEN HOLDINGS 1 as of 8/31/02

     SECURITY                     RATE       MATURITY DATE     % OF INVESTMENTS
-------------------------------------------------------------------------------
 (1) U.S. TREASURY NOTES          4.38%         5/15/07              3.1%
-------------------------------------------------------------------------------
 (2) U.S. TREASURY NOTES          3.25%         8/15/07              3.0%
-------------------------------------------------------------------------------
 (3) U.S. TREASURY NOTES          6.13%         8/15/07              2.9%
-------------------------------------------------------------------------------
 (4) U.S. TREASURY NOTES          7.00%         7/15/06              2.3%
-------------------------------------------------------------------------------
 (5) U.S. TREASURY NOTES          6.50%        10/15/06              2.2%
-------------------------------------------------------------------------------
 (6) U.S. TREASURY NOTES          7.50%         2/15/05              2.2%
-------------------------------------------------------------------------------
 (7) U.S. TREASURY NOTES          6.50%         8/15/05              2.2%
-------------------------------------------------------------------------------
 (8) U.S. TREASURY NOTES          5.88%        11/15/05              2.2%
-------------------------------------------------------------------------------
 (9) U.S. TREASURY NOTES          5.63%         2/15/06              2.2%
-------------------------------------------------------------------------------
(10) FANNIE MAE                   5.00%         1/15/07              2.1%
-------------------------------------------------------------------------------
      TOTAL                                                          24.4%


DIVIDENDS PAID in each fiscal year

[BAR CHART]

                          Income
                         dividends
                         per share
1991 2                     0.10
1992                       0.60
1993 3                     0.37
1994                       0.54
1995                       0.59
1996                       0.59
1997                       0.59
1998                       0.57
1999                       0.50
2000                       0.57
2001                       0.59
2002                       0.49

1 This list is not a recommendation of any security by the adviser. Portfolio holdings may have changed since the report date.

2 Period from the fund's inception on 11/5/91 through 12/31/91.

3 For the eight-month period ended 8/31/93.


Schwab Taxable Bond Funds

COMPOSITION OF THE FUND'S PORTFOLIO as of 8/31/02

All figures are shown as a percentage of the fund's investments. Holdings may have changed since the report date.

BY SECURITY TYPE

[PIE CHART]

54.0%   U.S. Government Securities
41.7%   Corporate Bonds
 4.1%   Commercial Paper & Other Corporate Obligations
 0.2%   Other Investment Companies


BY CREDIT QUALITY 1

[PIE CHART]

57.1%   AAA
 6.0%   AA
16.4%   A
15.1%   BBB
 5.4%   BB


BY MATURITY

[PIE CHART]

 5.8%   0-6 months
49.9%   7-36 months
44.3%   37-60 months

STATISTICS as of 8/31/02

                                   FUND       INDEX 2
--------------------------------------------------------
Number of holdings                   90        2,149
--------------------------------------------------------
Yield to maturity                  3.75%        3.27%
--------------------------------------------------------
Weighted average rate              5.87%        5.46%
--------------------------------------------------------
Weighted average maturity           2.8 yrs      2.8 yrs
--------------------------------------------------------
Weighted average duration           2.5 yrs      2.5 yrs
--------------------------------------------------------
Weighted average credit quality      AA           AA
--------------------------------------------------------

EXPENSE RATIO as of 8/31/02

Fund                     0.35% 3
Peer group average       0.88% 4


1 Based on ratings by Standard & Poor's and Moody's. Where ratings are different, the chart uses the higher rating.

2 The Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index.

3 Guaranteed by Schwab and the investment adviser (excluding interest, taxes and certain non-routine expenses). Effective 11/16/02, the guaranteed expense ratio will increase to 0.45% and will remain in effect until 11/15/03.

4 Source: Morningstar, Inc. As of 8/31/02, there were 246 funds in the
  Short-Term Bond Fund category.

SCHWAB SHORT-TERM BOND MARKET FUND -- FINANCIALS


FINANCIAL TABLES

      These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

      Look online at www.schwab.com/schwabfunds/how2read for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                    9/1/01-     9/1/00-      9/1/99-     9/1/98-     9/1/97-
                                                    8/31/02     8/31/01      8/31/00     8/31/99     8/31/98
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                10.08        9.65         9.66        9.90        9.74
                                                   ---------------------------------------------------------
Income from investment operations:
  Net investment income                                0.50        0.59         0.57        0.50        0.56
  Net realized and unrealized gains or losses         (0.02)       0.43        (0.01)      (0.24)       0.17
                                                   ---------------------------------------------------------
  Total income from investment operations              0.48        1.02         0.56        0.26        0.73
Less distributions:
  Dividends from net investment income                (0.49)      (0.59)       (0.57)      (0.50)      (0.57)
                                                   ---------------------------------------------------------
Net asset value at end of period                      10.07       10.08         9.65        9.66        9.90
                                                   =========================================================
Total return (%)                                       4.88       10.84         5.97        2.66        7.64

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                   0.35        0.35         0.35 1      0.35        0.46
Expense reductions reflected in above ratio            0.28        0.31         0.32        0.42        0.39
Ratio of net investment income to
  average net assets                                   4.95        5.90         5.91        5.11        5.58
Portfolio turnover rate                                 150         248          129         195         128
Net assets, end of period ($ x 1,000,000)               493         369          219         218         157

1 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of August 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbol below to designate the top ten holdings; the number in the circle is the security's rank among the top ten.

(1) Top ten holding

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

54.0%   U.S. GOVERNMENT SECURITIES
        Market Value: $274,342
        Cost: $265,422

41.7%   CORPORATE BONDS
        Market Value: $212,183
        Cost: $207,047

4.1%    COMMERCIAL PAPER & OTHER
        CORPORATE OBLIGATIONS
        Market Value: $20,748
        Cost: $20,748

0.2%    OTHER INVESTMENT COMPANIES
        Market Value: $945
        Cost: $945
-------------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $508,218
        Cost: $494,162


SECURITY                               FACE VALUE     MKT. VALUE
       RATE, MATURITY DATE            ($ x 1,000)    ($ x 1,000)

       U.S. GOVERNMENT SECURITIES
       54.0% of investments
       ---------------------------------------------------------

       U.S. TREASURY OBLIGATIONS 46.7%
       ---------------------------------------------------------

       U.S. TREASURY BONDS
        11.88%, 11/15/03                    5,000          5,599

       U.S. TREASURY NOTES
        3.00%, 11/30/03                     6,500          6,600
        3.25%, 12/31/03                     6,000          6,114
        3.00%, 01/31/04                     3,000          3,048
        4.75%, 02/15/04                     4,000          4,167
        5.88%, 02/15/04                     3,000          3,172
        3.00%, 02/29/04                     5,000          5,081
        3.63%, 03/31/04                     4,000          4,105
        3.38%, 04/30/04                     9,000          9,206
        5.25%, 05/15/04                     8,000          8,438
        7.25%, 05/15/04                     5,000          5,440
        3.25%, 05/31/04                     7,000          7,148
        2.88%, 06/30/04                     5,000          5,072
        6.00%, 08/15/04                     7,000          7,522
        2.13%, 08/31/04                     3,000          2,999
        5.88%, 11/15/04                     6,600          7,117
        7.88%, 11/15/04                     3,500          3,922
    (6) 7.50%, 02/15/05                    10,000         11,236
        6.75%, 05/15/05                     6,150          6,847
    (7) 6.50%, 08/15/05                    10,000         11,141
    (8) 5.88%, 11/15/05                    10,000         11,005
    (9) 5.63%, 02/15/06                    10,000         10,969
        4.63%, 05/15/06                     5,000          5,320
    (4) 7.00%, 07/15/06                    10,000         11,500
    (5) 6.50%, 10/15/06                    10,000         11,362
        6.25%, 02/15/07                     8,000          9,050
    (1) 4.38%, 05/15/07                    15,000         15,801
        6.63%, 05/15/07                     7,500          8,636
    (2) 3.25%, 08/15/07                    15,000         15,033
    (3) 6.13%, 08/15/07                    13,000         14,699
                                                         -------
                                                         237,349

       AGENCY OBLIGATIONS 7.3%
       ---------------------------------------------------------

        FANNIE MAE
         3.88%, 03/15/05                    5,000          5,163
         5.50%, 02/15/06                    4,000          4,334
   (10)  5.00%, 01/15/07                   10,000         10,639
         4.25%, 07/15/07                    5,000          5,162


                                                            See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND -- FINANCIALS

PORTFOLIO HOLDINGS As of August 31, 2002. Continued

SECURITY                                       FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)

FREDDIE MAC
   5.00%, 01/15/04                                  3,000            3,124
   5.25%, 01/15/06                                  8,000            8,571
                                                               -----------
                                                                    36,993

CORPORATE BONDS 41.7% of investments
--------------------------------------------------------------------------

FIXED-RATE OBLIGATIONS 39.4%
--------------------------------------------------------------------------
AB SPINTAB, 144A
    7.50%, 08/14/49                                 5,000            5,474

ABC FAMILY WORLDWIDE, INC.
    9.25%, 11/01/07                                 5,000            5,250

ALCOA, INC.
    7.25%, 08/01/05                                 5,000            5,565

BURLINGTON RESOURCES FINANCE, 144A
    5.60%, 12/01/06                                 4,000            4,224

CAPITAL ONE BANK
    6.38%, 02/15/03                                 5,570            5,464

CENDANT CORP.
    7.75%, 12/01/03                                 4,250            4,256

CENDENT CORP., 144A
    6.88%, 08/15/06                                 3,500            3,444

CINERGY CORP.
    6.25%, 09/01/04                                 5,000            5,157

CIT GROUP, INC.
    7.50%, 11/14/03                                 7,100            7,353

DAIMLERCHRYSLER N.A. HOLDINGS
    6.90%, 09/01/04                                 3,000            3,174

DANA CREDIT CORP., 144A
    7.25%, 12/16/02                                 5,500            5,418

DOLE FOODS CO.
    7.00%, 05/15/03                                 2,000            2,037

EOP OPERATING, L.P.
    6.50%, 01/15/04                                 5,000            5,199

ERAC USA FINANCE CO., 144A
    6.95%, 03/01/04                                 6,640            6,945

FORD MOTOR CREDIT
    6.88%, 02/01/06                                 4,000            4,020

GENERAL ELECTRIC CAPITAL CORP.
    7.25%, 02/01/05                                 2,000            2,195



SECURITY
SERIES                                         FACE VALUE       MKT. VALUE
    RATE, MATURITY DATE                       ($ x 1,000)      ($ x 1,000)
GENERAL MILLS, INC.
    5.13%, 02/15/07                                 5,000            5,197

GENERAL MOTORS ACCEPTANCE CORP.
    6.38%, 01/30/04                                  5,000            5,125

GS ESCROW CORP.
    7.00%, 08/01/03                                  4,000            4,133

GTE CALIFORNIA, INC.
Series B
    6.75%, 03/15/04                                  2,000            2,067

GTE NORTH, INC.
    6.00%, 01/15/04                                  1,500            1,531

J.P. MORGAN CHASE & CO.
    5.35%, 03/01/07                                  1,000            1,035

KELLOGG COMPANY
Series B
    6.00%, 04/01/06                                  3,500            3,767

LIMESTONE ELECTRON TRUST, 144A
    8.63%, 03/15/03                                  5,600            5,548

MASCO CORP.
    6.00%, 05/03/04                                  6,000            6,258

MORGAN STANLEY DEAN WITTER
    5.80%, 04/01/07                                  3,000            3,150

NORDBANKEN AB, 144A
    7.25%, 11/12/09                                  4,000            4,296

PHILLIPS PETROLEUM CO.
    8.50%, 05/25/05                                  2,000            2,263

POPULAR N.A., INC.
Series E
    6.13%, 10/15/06                                  5,000            5,287

PROTECTIVE LIFE U.S. FUNDING TRUST, 144A
    5.50%, 05/14/04                                  5,000            5,222

PULTE HOMES, INC.
    8.38%, 08/15/04                                  3,000            3,201

RAYTHEON CO.
    6.50%, 07/15/05                                  3,000            3,139

ROYAL BANK OF SCOTLAND GROUP, PLC
Series 3
    7.82%, 12/31/05                                  3,000            3,346

ROYAL CARIBBEAN CRUISES
    7.13%, 09/18/02                                  5,150            5,137

SALOMON SMITH BARNEY HOLDINGS, INC.
    5.88%, 03/15/06                                  5,000            5,295


See financial notes.

SECURITY                                       FACE VALUE       MKT. VALUE
    RATE, MATURITY DATE                        ($ x 1,00)      ($ x 1,000)
SKANDINAVISKA ENSKILDA, 144A
    6.50%, 06/04/03                                 3,000            3,063
    8.13%, 09/06/06                                 3,900            4,375

STARWOOD HOTELS & RESORTS WORLDWIDE, INC.
    6.75%, 11/15/05                                 2,000            1,952

SVENSKA HANDELSBANKEN, 144A
    7.13%, 03/07/49                                 5,000            5,513

TYCO INTERNATIONAL GROUP, SA
    6.25%, 06/15/03                                 5,000            4,751

UNION BANK OF NORWAY, 144A
    7.35%, 07/09/03                                 5,000            5,126

UNION PACIFIC CORP.
    8.35%, 05/01/25                                 2,000            2,276

VIACOM, INC., 144A
    6.40%, 01/30/06                                 7,000            7,505

VODAFONE GROUP, PLC
    7.00%, 10/01/03                                 4,000            4,165

WAL-MART STORES
    4.38%, 07/12/07                                 5,000            5,154

WASTE MANAGEMENT, INC.
    6.38%, 12/01/03                                 2,195            2,213

WEYERHAEUSER CO., 144A
    6.13%, 03/15/07                                 4,000            4,221
                                                               -----------
                                                                   200,486

VARIABLE RATE OBLIGATIONS 2.3%
--------------------------------------------------------------------------
COUNTRYWIDE HOME LOAN
Series K
    2.31%, 11/11/02                                 5,000            5,000

FORD MOTOR CREDIT
    3.73%, 10/25/02                                 4,900            4,695

MBNA CORP.
Series F
    3.53%, 11/26/02                                 2,000            2,002
                                                               -----------
                                                                    11,697


SECURITY                                       FACE VALUE       MKT. VALUE
    RATE, MATURITY DATE                       ($ x 1,000)      ($ x 1,000)
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 4.1% of investments
--------------------------------------------------------------------------

DUKE ENERGY FIELD SERVICE, L.L.C.
    2.00%, 09/03/02                                 4,750            4,750

SAFEWAY, INC.
    1.95%, 09/03/02                                10,000            9,999

WASHINGTON MUTUAL FINANCE CORP.
    2.00%, 09/03/02                                 6,000            5,999
                                                               -----------
                                                                    20,748


                                                                MKT. VALUE
SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
OTHER INVESTMENT COMPANIES
0.2% of investments
--------------------------------------------------------------------------

PROVIDENT INSTITUTIONAL FUNDS--
FED FUNDS PORTFOLIO     945,277                                        945


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND -- FINANCIALS

Statement of
ASSETS AND LIABILITIES
As of August 31, 2002. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------
Investments, at market value (including $160,673 of
  securities on loan)                                             $508,218  a
Collateral held for securities on loan                             161,935
Receivables:
  Fund shares sold                                                   1,309
  Interest                                                           6,225
  Investments sold                                                   9,740
Prepaid expenses                                               +        37
                                                               -----------
TOTAL ASSETS                                                       687,464

LIABILITIES
--------------------------------------------------------------------------
Collateral held for securities on loan                             161,935
Payables:
  Fund shares redeemed                                                 674
  Dividends to shareholders                                          1,808
  Investments bought                                                29,534
  Investment adviser and administrator fees                              1
  Transfer agent and shareholder service fees                           10
Accrued expenses                                               +        58
                                                               -----------
TOTAL LIABILITIES                                                  194,020

NET ASSETS
--------------------------------------------------------------------------
TOTAL ASSETS                                                       687,464
TOTAL LIABILITIES                                              -   194,020
                                                               -----------
NET ASSETS                                                        $493,444

NET ASSETS BY SOURCE
Capital received from investors                                    494,842
Net investment income not yet distributed                              202
Net realized capital losses                                        (15,656) b
Net unrealized capital gains                                        14,056

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING = NAV
$493,444       48,992        $10.07

a The fund's amortized cost for these securities was $494,162. Not counting short-term obligations and government securities, the fund paid $261,689 for securities during the report period, and received $195,593 from securities it sold or that matured. For long-term government securities, the fund paid $455,291 during the reporting period and received $372,376 for securities it sold or that matured. Included in the total purchases and sales amounts are $38,705 in transactions with other SchwabFunds(R).

b These derive from investments, and short sales.

FEDERAL TAX BASIS DATA
PORTFOLIO COST                                   $494,452
NET UNREALIZED GAINS AND LOSSES:
Gains                                            $ 14,819
Losses                                         +   (1,053)
                                               ----------
                                                 $ 13,766

UNDISTRIBUTED EARNINGS:
Ordinary income                                  $  2,010
Long-term capital gains                          $     --
CAPITAL LOSSES UTILIZED                          $    609

UNUSED CAPITAL LOSSES:
Expires 08/31 of:                            Loss amount:
  2003                                           $  3,637
  2004                                              2,216
  2005                                                173
  2008                                         +    1,241
                                               ----------
                                                 $  7,267
DEFERRED CAPITAL LOSSES                          $  8,099


See financial notes.

Statement of
OPERATIONS
For September 1, 2001 through August 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------
Interest                                          $21,838
Lending of securities                          +      435
                                               ----------
TOTAL INVESTMENT INCOME                            22,273

NET REALIZED LOSSES
---------------------------------------------------------
Net realized losses on investments sold            (6,343)
Net realized losses on short sales             +   (1,256)
                                               ----------
NET REALIZED LOSSES                                (7,599)

NET UNREALIZED GAINS
---------------------------------------------------------
Net unrealized gains on investments                 7,295

EXPENSES
---------------------------------------------------------
Investment adviser and administrator fees           1,262  a
Transfer agent and shareholder service fees         1,052  b
Trustees' fees                                         12  c
Custodian and portfolio accounting fees               179
Professional fees                                      28
Registration fees                                      51
Shareholder reports                                    49
Other expenses                                 +       13
                                               ----------
Total expenses                                      2,646
Expense reduction                              -    1,174  d
                                               ----------
NET EXPENSES                                        1,472

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------
TOTAL INVESTMENT INCOME                            22,273
NET EXPENSES                                   -    1,472
                                               ----------
NET INVESTMENT INCOME                              20,801
NET REALIZED LOSSES                                (7,599) e
NET UNREALIZED GAINS                           +    7,295  e
                                               ----------
INCREASE IN NET ASSETS FROM OPERATIONS            $20,497

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least November 15, 2002, to 0.35% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $304.


                                                            See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
----------------------------------------------------------------------------
                                       9/1/01-8/31/02       9/1/00-8/31/01
Net investment income                         $20,801              $16,077
Net realized gains or losses                   (7,599)               4,406
Net unrealized gains                       +    7,295                7,178
                                           ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS         20,497               27,661

DISTRIBUTIONS PAID
----------------------------------------------------------------------------
Dividends from net investment income          $20,466              $16,144


TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------
                               9/1/01-8/31/02        9/1/00-8/31/01
                            QUANTITY       VALUE   QUANTITY      VALUE
Shares sold                   38,164   $ 382,502     23,621  $ 234,256
Shares reinvested              1,465      14,642      1,331     13,155
Shares redeemed            + (27,201)   (272,237)   (11,051)  (109,221)
                           -------------------------------------------
NET INCREASE                  12,428   $ 124,907     13,901  $ 138,190



SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------
                                9/1/01-8/31/02        9/1/00-8/31/01
                              SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period           36,564   $ 368,506    22,663   $ 218,799
Total increase             +  12,428     124,938    13,901     149,707  a
                           -------------------------------------------
END OF PERIOD                 48,992   $ 493,444    36,564   $ 368,506  b

a Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

b Includes net investment income not yet distributed in the amount of $202 at the end of the current period and distributions in excess of net investment income in the amount of $133 at the end of the prior period.


See financial notes.

     The fund seeks current income by tracking the performance of the Lehman Brothers U.S. Aggregate Bond Index.

SCHWAB TOTAL BOND MARKET FUND

[PHOTO OF KIM DAIFOTIS]

     KIM DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for management of the fund. Prior to joining the firm in 1997, he worked for more than 17 years in research and asset management.

TICKER SYMBOL: SWLBX

[GRAPHIC]

                   INTEREST RATE SENSITIVITY 1
CREDIT QUALITY 1   SHORT      MEDIUM      LONG
High                / /        /X/         / /
Medium              / /        / /         / /
Low                 / /        / /         / /

MANAGER'S PERSPECTIVE

AS A GROUP, BONDS PERFORMED WELL COMPARED WITH OTHER ASSET CLASSES DURING THE REPORT PERIOD. Among Treasury, government agency and high quality corporate issues, at least two factors helped push yields down and prices up. One factor was the Fed's lowering of short-term rates from 3.50% to 1.75% during the last four months of 2001. A second factor was high demand, as investors abandoned stocks.

Lower quality bonds underperformed their higher quality counterparts as investors demanded greater compensation in this difficult capital market environment. This pushed lower-rated bond yields up and prices down (the opposite of the situation with high quality bonds), and the spread between corporate bonds and Treasuries widened to historic highs. In spite of a high level of home refinancing, mortgage-backed securities performed well because of strong investor demand.

MARKET VOLATILITY LED MANY BOND FUNDS, INCLUDING THIS ONE, TO UNDERPERFORM THEIR BENCHMARKS. Normally, changes in bond credit ratings are incremental and isolated. But during this report period, many bonds were downgraded, with some quickly going from investment-grade to high yield. Bonds in this subset greatly underperformed the market.

OPPOSING FORCES ARE VYING TO CONTROL THE BOND MARKET'S FUTURE DIRECTION. Further economic weakness could mean continued low interest rates and high demand for quality bonds, particularly government guaranteed and highly rated corporate bonds. But economic improvement could push yields up and prices down. Future bond market trends are therefore likely to depend on the strength and timing of a recovery.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 8/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future. Definitions of style box categories: Sensitivity (measured as duration):
  Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

SCHWAB TOTAL BOND MARKET FUND

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 8/31/02

This chart compares performance of the fund with the Lehman Brothers U.S. Aggregate Bond Index, the fund's benchmark index 1 and the Morningstar Intermediate-Term Bond Fund category. As of the end of the report period, the fund's 30-day SEC yield was 3.85%. 2

[BAR CHART]

                                                            Lehman Brothers
                          Fund 2        Benchmark 1         U.S. Aggregate Bond Index     Peer Group Average 3

1 year                    6.18%         8.11%               8.11%                         5.37%
5 years                   7.34%         7.93%               7.80%                         6.38%
Since inception: 3/5/93   6.84%         7.02%               7.05%                          n/a

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in two indices: the Lehman Brothers U.S. Aggregate Bond
Market Index and the fund's benchmark index. 1


$18,740    FUND 2
$18,963    BENCHMARK 1
$19,157    LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX


[LINE GRAPH]

                            Fund             Index         Benchmark
         5-Mar-93           10000            10000           10000
        31-Mar-93            9784             9979            9979
        30-Apr-93            9890            10048           10056
        31-May-93            9927            10061           10045
        30-Jun-93           10314            10244           10268
        31-Jul-93           10441            10302           10330
        31-Aug-93           10863            10482           10561
        30-Sep-93           10901            10511           10601
        31-Oct-93           10952            10550           10641
        30-Nov-93           10688            10460           10524
        31-Dec-93           10738            10517           10565
        31-Jan-94           10938            10659           10710
        28-Feb-94           10544            10474           10483
        31-Mar-94           10220            10216           10247
        30-Apr-94           10112            10134           10166
        31-May-94           10060            10133           10153
        30-Jun-94           10027            10110           10129
        31-Jul-94           10239            10311           10316
        31-Aug-94           10233            10324           10318
        30-Sep-94           10050            10172           10172
        31-Oct-94           10036            10163           10165
        30-Nov-94           10031            10140           10147
        31-Dec-94           10122            10210           10209
        31-Jan-95           10347            10412           10399
        28-Feb-95           10647            10660           10622
        31-Mar-95           10718            10726           10689
        30-Apr-95           10887            10875           10829
        31-May-95           11429            11296           11266
        30-Jun-95           11445            11379           11353
        31-Jul-95           11348            11354           11311
        31-Aug-95           11566            11491           11443
        30-Sep-95           11711            11602           11553
        31-Oct-95           11931            11753           11728
        30-Nov-95           12173            11929           11911
        31-Dec-95           12395            12096           12080
        31-Jan-96           12438            12176           12154
        29-Feb-96           12075            11964           11906
        31-Mar-96           11934            11881           11807
        30-Apr-96           11766            11814           11732
        31-May-96           11722            11790           11712
        30-Jun-96           11885            11948           11863
        31-Jul-96           11890            11981           11893
        31-Aug-96           11830            11960           11866
        30-Sep-96           12112            12168           12063
        31-Oct-96           12451            12439           12329
        30-Nov-96           12763            12651           12543
        31-Dec-96           12537            12534           12415
        31-Jan-97           12533            12572           12429
        28-Feb-97           12556            12604           12446
        31-Mar-97           12353            12464           12314
        30-Apr-97           12606            12651           12492
        31-May-97           12732            12771           12599
        30-Jun-97           12918            12923           12740
        31-Jul-97           13363            13272           13102
        31-Aug-97           13152            13159           12972
        30-Sep-97           13397            13354           13167
        31-Oct-97           13687            13548           13395
        30-Nov-97           13700            13610           13463
        31-Dec-97           13778            13747           13604
        31-Jan-98           13977            13923           13809
        28-Feb-98           13938            13912           13771
        31-Mar-98           13964            13959           13818
        30-Apr-98           14035            14032           13890
        31-May-98           14166            14165           14022
        30-Jun-98           14263            14286           14141
        31-Jul-98           14306            14316           14171
        31-Aug-98           14575            14549           14402
        30-Sep-98           14930            14890           14739
        31-Oct-98           14844            14811           14661
        30-Nov-98           14866            14895           14744
        31-Dec-98           14937            14940           14788
        31-Jan-99           15061            15046           14893
        28-Feb-99           14770            14783           14633
        31-Mar-99           14870            14864           14713
        30-Apr-99           14874            14911           14760
        31-May-99           14703            14780           14630
        30-Jun-99           14649            14733           14584
        31-Jul-99           14614            14671           14522
        31-Aug-99           14594            14664           14515
        30-Sep-99           14790            14834           14684
        31-Oct-99           14832            14889           14738
        30-Nov-99           14841            14887           14736
        31-Dec-99           14782            14816           14666
        31-Jan-00           14719            14767           14617
        29-Feb-00           14886            14945           14794
        31-Mar-00           15112            15143           14989
        30-Apr-00           15019            15099           14946
        31-May-00           14962            15091           14938
        30-Jun-00           15300            15405           15249
        31-Jul-00           15435            15545           15388
        31-Aug-00           15666            15771           15611
        30-Sep-00           15764            15870           15709
        31-Oct-00           15852            15975           15813
        30-Nov-00           16114            16237           16072
        31-Dec-00           16420            16539           16371
        31-Jan-01           16640            16808           16638
        28-Feb-01           16784            16955           16783
        31-Mar-01           16909            17039           16867
        30-Apr-01           16855            16968           16796
        31-May-01           16974            17070           16897
        30-Jun-01           17069            17135           16961
        31-Jul-01           17457            17518           17341
        31-Aug-01           17653            17720           17540
        30-Sep-01           17813            17925           17744
        31-Oct-01           18132            18300           18115
        30-Nov-01           17872            18047           17865
        31-Dec-01           17760            17932           17750
        31-Jan-02           17901            18077           17894
        28-Feb-02           18017            18253           18068
        31-Mar-02           17694            17950           17768
        30-Apr-02           17942            18298           18112
        31-May-02           18120            18453           18266
        30-Jun-02           18259            18614           18425
        31-Jul-02           18436            18839           18648
        31-Aug-02           18740            19157           18963


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The fund changed its benchmark on 2/28/98, when it changed from being a government bond fund to its current strategy. Benchmark performance shown here is the Lehman Brothers General U.S. Government Bond Index from fund inception through 2/28/98 and the Lehman Brothers U.S. Aggregate Bond Index from 3/1/98 through the end of the report period. Benchmark performance for the one-year period is the Lehman U.S. Aggregate Bond Index.

2 Fund performance reflects expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's yield and returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 Source: Morningstar, Inc. As of 8/31/02, the total number of funds in the Intermediate-Term Bond Fund category for the one- and five-year periods was 655 and 397, respectively.


Schwab Taxable Bond Funds

FUND FACTS

TOP TEN HOLDINGS 1 as of 8/31/02

      SECURITY                       RATE     MATURITY DATE   % OF INVESTMENTS
------------------------------------------------------------------------------
 (1) FANNIE MAE                      6.50%        9/1/32              5.0%
------------------------------------------------------------------------------
 (2) FANNIE MAE                      7.00%        9/1/32              3.6%
------------------------------------------------------------------------------
 (3) FANNIE MAE                      6.00%        9/1/32              2.4%
------------------------------------------------------------------------------
 (4) FANNIE MAE                      7.50%        9/1/32              2.1%
------------------------------------------------------------------------------
 (5) FANNIE MAE                      8.00%        9/1/32              1.6%
------------------------------------------------------------------------------
 (6) ATLANTIS TWO FUNDING CORP.      2.10%        9/3/02              1.5%
------------------------------------------------------------------------------
 (7) FORD MOTOR CREDIT               3.73%      10/25/02              1.4%
------------------------------------------------------------------------------
 (8) GINNIE MAE                      7.00%        9/1/32              1.4%
------------------------------------------------------------------------------
 (9) FANNIE MAE                      6.50%        9/1/17              1.3%
------------------------------------------------------------------------------
(10) GINNIE MAE                      7.50%        9/1/32              1.2%
------------------------------------------------------------------------------
     TOTAL                                                           21.5%

DIVIDENDS PAID in each fiscal year

[BAR CHART]

                  Income dividends
                    per share
1993 2               0.31
1994                 0.60
1995                 0.69
1996                 0.65
1997                 0.65
1998                 0.60
1999                 0.55
2000                 0.61
2001                 0.60
2002                 0.46

1 This list is not a recommendation of any security by the adviser. Portfolio holdings may have changed since the report date.

2 Period from the fund's inception on 3/5/93 through 8/31/93.

SCHWAB TOTAL BOND MARKET FUND

COMPOSITION OF THE FUND'S PORTFOLIO as of 8/31/02

All figures are shown as a percentage of the fund's investments. Holdings may have changed since the report date.

BY SECURITY TYPE

[PIE CHART]

48.6%   U.S. Government Securities
43.1%   Corporate Bonds
 4.2%   Commercial Paper & Other Corporate Obligations
 3.8%   Asset-backed Obligations
 0.3%   Preferred Stock


BY CREDIT QUALITY 1

[PIE CHART]

50.7%   AAA
 8.2%   AA
19.4%   A
14.8%   BBB
 3.0%   BB
 3.9%   Short-Term Ratings

BY MATURITY

[PIE CHART]

29.2%   0-1 year
62.2%   2-10 years
 3.2%   11-20 years
 5.4%   21-30 years

STATISTICS as of 8/31/02

                                         FUND          INDEX 2
----------------------------------------------------------------
Number of holdings                        152          6,851
----------------------------------------------------------------
Yield to maturity                        5.65%          4.76%
----------------------------------------------------------------
Weighted average rate                    6.69%          6.34%
----------------------------------------------------------------
Weighted average maturity                 7.2 yrs        7.2 yrs
----------------------------------------------------------------
Weighted average duration                 3.9 yrs        3.9 yrs
----------------------------------------------------------------
Weighted average credit quality            AA             AA
----------------------------------------------------------------

EXPENSE RATIO as of 8/31/02

Fund                          0.35% 3
Peer group average            0.99% 4

1 Based on ratings by Standard & Poor's and Moody's. Where ratings are different, the chart uses the higher rating.

2 The Lehman Brothers U.S. Aggregate Bond Index.

3 Guaranteed by Schwab and the investment adviser (excluding interest, taxes and certain non-routine expenses). Effective 11/16/02, the guaranteed expense ratio will increase to 0.45% and will remain in effect until 11/15/03.

4 Source: Morningstar, Inc. As of 8/31/02, there were 698 funds in the
  Intermediate-Term Bond Fund category.


Schwab Taxable Bond Funds

SCHWAB TOTAL BOND MARKET FUND -- FINANCIALS

FINANCIAL TABLES

      These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

      Look online at www.schwab.com/schwabfunds/how2read for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                     9/1/01-     9/1/00-     9/1/99-     9/1/98-    9/1/97-
                                                     8/31/02     8/31/01     8/31/00     8/31/99    8/31/98

PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 10.24        9.65        9.58       10.18       9.75
                                                      -----------------------------------------------------
Income from investment operations:
     Net investment income                              0.47        0.60        0.61        0.55       0.60
     Net realized and unrealized gains or losses        0.13        0.59        0.07       (0.53)      0.43
                                                      -----------------------------------------------------
     Total income from investment operations            0.60        1.19        0.68        0.02       1.03
Less distributions:
     Dividends from net investment income              (0.46)      (0.60)      (0.61)      (0.55)     (0.60)
     Distributions from net realized gains             (0.16)         --          --       (0.07)        --
                                                      -----------------------------------------------------
     Total distributions                               (0.62)      (0.60)      (0.61)      (0.62)     (0.60)
                                                      -----------------------------------------------------
Net asset value at end of period                       10.22       10.24        9.65        9.58      10.18
                                                      =====================================================
Total return (%)                                        6.18       12.68        7.36        0.14      10.83

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                                  0.35        0.35        0.35 1      0.35       0.31
Expense reductions reflected in above ratio             0.22        0.23        0.27        0.39       0.51
Ratio of net investment income to
    average net assets                                  4.66        6.00        6.42        5.55       5.86
Portfolio turnover rate                                   74         153         135         174       285
Net assets, end of period ($ x 1,000,000)              1,053         926         647         480       294

1 Would have been 0.36% if non-routine expenses (proxy fees) had been included.


                                                            See financial notes.

SCHWAB TOTAL BOND MARKET FUND -- FINANCIALS

PORTFOLIO HOLDINGS As of August 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 =  Delayed-delivery security

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

48.6%   U.S. GOVERNMENT SECURITIES
        Market Value: $667,340
        Cost: $650,171

43.1%   CORPORATE BONDS
        Market Value: $591,369
        Cost: $577,287

3.8%    ASSET-BACKED OBLIGATIONS
        Market Value: $51,759
        Cost: $51,539

4.2%    COMMERCIAL PAPER & OTHER
        CORPORATE OBLIGATIONS
         Market Value: $57,979
        Cost: $57,979

0.3%    PREFERRED STOCK
        Market Value: $3,901
        Cost: $3,500

0.0%    OTHER INVESTMENT COMPANIES
        Market Value: $836
        Cost: $836
------------------------------------------
100.0%  TOTAL INVESTMENTS
                Market Value: $1,373,184
                Cost: $1,341,312

  SECURITY                                  FACE VALUE             MKT. VALUE
  RATE, MATURITY DATE                      ($ x 1,000)            ($ x 1,000)
  U.S. GOVERNMENT SECURITIES
  48.6% of investments
  -----------------------------------------------------------------------------

  U.S. TREASURY OBLIGATIONS 21.4%
  -----------------------------------------------------------------------------
  U.S. TREASURY BONDS
       11.88%, 11/15/03                          5,000                  5,599
       10.38%, 11/15/12                          5,000                  6,626
        9.88%, 11/15/15                          5,000                  7,566
        7.25%, 05/15/16                          6,000                  7,504
        9.00%, 11/15/18                          5,000                  7,291
        7.25%, 08/15/22                          5,000                  6,366
        7.63%, 11/15/22                          5,000                  6,614
        6.13%, 08/15/29                          4,000                  4,599
        6.25%, 05/15/30                          4,630                  5,424
      = 5.38%, 02/15/31                         10,500                 11,202

  U.S. TREASURY NOTES
        4.25%, 11/15/03                          9,000                  9,267
        3.00%, 01/31/04                          8,000                  8,128
        4.75%, 02/15/04                          5,000                  5,208
        3.00%, 02/29/04                          5,000                  5,081
        3.63%, 03/31/04                          5,000                  5,131
        3.38%, 04/30/04                          5,000                  5,115
        5.25%, 05/15/04                          5,500                  5,801
        3.25%, 05/31/04                          5,000                  5,106
        2.88%, 06/30/04                          3,000                  3,043
        2.25%, 07/31/04                          2,000                  2,005
        6.00%, 08/15/04                          5,500                  5,910
        5.88%, 11/15/04                         10,000                 10,784
        7.88%, 11/15/04                          8,000                  8,964
        7.50%, 02/15/05                         10,000                 11,236
        5.75%, 11/15/05                          5,000                  5,483
        5.88%, 11/15/05                         10,000                 11,005
        5.63%, 02/15/06                          7,000                  7,678
        4.63%, 05/15/06                          3,000                  3,192
        7.00%, 07/15/06                          5,000                  5,750
        6.50%, 10/15/06                          6,000                  6,817
        6.25%, 02/15/07                          7,000                  7,919
        4.38%, 05/15/07                          5,000                  5,267
        6.63%, 05/15/07                          5,000                  5,757
        3.25%, 08/15/07                         10,000                 10,022
        6.13%, 08/15/07                          6,000                  6,784
        5.63%, 05/15/08                          3,000                  3,332
        4.75%, 11/15/08                          9,250                  9,855
        5.50%, 05/15/09                          5,000                  5,536
        6.00%, 08/15/09                          5,000                  5,676
        6.50%, 02/15/10                          5,000                  5,846


See financial notes.

        SECURITY                                 FACE VALUE        MKT. VALUE
                RATE, MATURITY DATE             ($ x 1,000)       ($ x 1,000)
                5.00%, 02/15/11                       3,500             3,751
                5.00%, 08/15/11                       2,000             2,140
                4.88%, 02/15/12                       7,000             7,415
                4.38%, 08/15/12                      15,000            15,290
                                                                      -------
                                                                      294,085
        MORTGAGE-BACK OBLIGATIONS 24.4%
        ------------------------------------------------------------------------
        FANNIE MAE
              = 5.50%, 09/01/17                      10,000            10,216
              = 6.00%, 09/01/17                      12,000            12,412
           =(9) 6.50%, 09/01/17                      17,000            17,754
              = 7.00%, 09/01/17                      11,000            11,626
              = 7.50%, 09/01/17                       8,000             8,520
           =(3) 6.00%, 09/01/32                      32,000            32,620
           =(1) 6.50%, 09/01/32                      67,000            69,177
           =(2) 7.00%, 09/01/32                      48,000            49,995
           =(4) 7.50%, 09/01/32                      27,000            28,426
           =(5) 8.00%, 09/01/32                      21,000            22,378
              = 8.50%, 09/01/32                       3,000             3,220

        GINNIE MAE
              = 6.00%, 09/01/32                       5,000             5,127
              = 6.50%, 09/01/32                      11,000            11,406
           =(8) 7.00%, 09/01/32                      18,000            18,833
          =(10) 7.50%, 09/01/32                      16,000            16,915
              = 8.00%, 09/01/32                      15,000            16,041
                                                                      -------
                                                                      334,666
        AGENCY OBLIGATIONS 2.8%
        ------------------------------------------------------------------------
        FANNIE MAE
                5.13%, 02/13/04                       5,000             5,223
                3.88%, 03/15/05                       5,000             5,163
                5.50%, 02/15/06                       6,000             6,501
                6.00%, 05/15/08                       5,000             5,542

        FREDDIE MAC
                4.88%, 03/15/07                       5,000             5,311
                5.75%, 01/15/12                      10,000            10,849
                                                                      -------
                                                                       38,589
        CORPORATE BONDS 43.1% of investments
        ------------------------------------------------------------------------

        FIXED-RATE OBLIGATIONS 23.5%
        ------------------------------------------------------------------------
        AB SPINTAB, 144A
                7.50%, 08/14/06                       6,300             6,897

        ALCOA, INC.
                7.38%, 08/01/10                       5,000             5,769

        SECURITY
        SERIES                                   FACE VALUE        MKT. VALUE
                RATE, MATURITY DATE             ($ x 1,000)       ($ x 1,000)

        ANDERSON EXPLORATION, LTD.
                6.75%, 03/15/11                       7,000             7,454

        AXA FINANCIAL, INC.
                7.75%, 08/01/10                       4,000             4,469

        BAE SYSTEMS ASSET TRUST, 144A
        Series 2001 Class B
                7.16%, 12/15/11                       5,922             6,375

        BANK OF AMERICA CORP.
                7.80%, 02/15/10                       5,000             5,859

        CAPITAL ONE BANK
                6.65%, 03/15/04                       3,050             2,799

        CARDINAL HEALTHCARE, INC.
                6.75%, 02/15/11                      10,000            11,081

        CENDANT CORP.
                7.75%, 12/01/03                      13,600            13,620

        CENDENT CORP., 144A
                6.88%, 08/15/06                       3,500             3,444

        CENTEX CORP.
                7.50%, 01/15/12                      10,000            11,058

        CIT GROUP, INC.
                7.38%, 04/02/07                       4,500             4,776
                7.75%, 04/02/12                       5,000             5,382

        CIT HOLDINGS, L.L.C.
                6.88%, 02/16/05                      10,000            10,367

        CREDIT SUISSE FIRST BOSTON U.S.A., INC.
                5.75%, 04/15/07                       5,000             5,257
                6.13%, 11/15/11                      10,000            10,210

        DANA CREDIT CORP., 144A
                7.25%, 12/16/02                       4,000             3,940

        DOLE FOODS CO.
                7.00%, 05/15/03                       3,000             3,056

        DRESDNER FUNDING TRUST I, 144A
                8.15%, 06/30/31                      10,000            10,774

        ERAC U.S.A. FINANCE CO., 144A
                7.35%, 06/15/08                       7,000             7,613

        FORD MOTOR CO.
                7.45%, 07/16/31                      10,000             8,727

        FORD MOTOR CREDIT
                6.88%, 02/01/06                       6,000             6,030

        GENERAL ELECTRIC CAPITAL CORP.
        Series A
                6.75%, 03/15/32                      10,000            10,691


                                                            See financial notes.

SCHWAB TOTAL BOND MARKET FUND -- FINANCIALS

PORTFOLIO HOLDINGS As of August 31, 2002. Continued

        SECURITY
        SERIES                                       FACE VALUE     MKT. VALUE
                RATE, MATURITY DATE                 ($ x 1,000)    ($ x 1,000)
        GENERAL MILLS, INC.
                6.00%, 02/15/12                          10,000         10,602

        GS ESCROW CORP.
                7.00%, 08/01/03                           1,325          1,369

        J.P. MORGAN CHASE & CO.
                6.63%, 03/15/12                           5,000          5,294

        MAY DEPARTMENT STORES CO.
                6.90%, 01/15/32                           5,000          5,124

        MEADWESTVACO CORP.
                6.85%, 04/01/12                           5,000          5,360

        MORGAN STANLEY DEAN WITTER
                7.25%, 04/01/32                           3,000          3,197

        NORSKE SKOGINDUSTRIER, 144A
                7.63%, 10/15/11                           7,000          7,529

        PHILLIPS PETROLEUM CO.
                9.38%, 02/15/11                           5,000          6,351

        POPULAR N.A., INC.
        Series E
                6.13%, 10/15/06                          10,000         10,574

        RAYTHEON CO.
                6.50%, 07/15/05                           7,000          7,324

        ROYAL BANK OF SCOTLAND GROUP, PLC
                7.82%, 09/01/02                           7,000          7,808
                7.65%, 09/30/31                           7,500          8,398

        SALOMON SMITH BARNEY HOLDINGS, INC.
                5.88%, 03/15/06                          13,000         13,766

        STANDARD CHARTERED BANK, 144A
                8.00%, 05/30/31                           5,000          5,228

        STARWOOD HOTELS & RESORTS WORLDWIDE, INC.
                6.75%, 11/15/05                           2,000          1,952
                7.38%, 11/15/15                           3,400          3,085

        SVENSKA HANDELSBANKEN, 144A
                7.13%, 03/07/07                          15,000         16,539

        TYCO INTERNATIONAL GROUP, SA
                6.38%, 10/15/11                           5,000          4,133

        UNION PACIFIC CORP.
                8.35%, 05/01/25                           5,000          5,689

        VERIZON COMMUNICATIONS
                8.75%, 11/01/21                           5,000          5,309

        VERIZON NEW ENGLAND, INC.
                6.50%, 09/15/11                           7,000          7,019

        VIACOM, INC.
                5.63%, 08/15/12                           3,000          3,016

        VODAFONE GROUP, PLC
                7.00%, 10/01/03                           7,000          7,288

        WASTE MANAGEMENT, INC.
                7.38%, 08/01/10                           5,000          5,098
                                                                       -------
                                                                       322,700
        VARIABLE RATE OBLIGATIONS 19.6%
        ------------------------------------------------------------------------
        ALLETE
                2.71%, 10/21/02                          16,000         15,954

        AON CORP., 144A
                2.86%, 10/15/02                          10,000          9,603

        BEAR STEARNS CO., INC.
        Series B
                2.26%, 09/23/02                          15,500         15,477

        BOISE CASCADE CO.
        Series A
                3.86%, 10/15/02                          10,000         10,014

        BOMBARDIER CAPITAL, INC., 144A
                4.02%, 11/21/02                          10,000         10,012

        CONAGRA FOODS, INC.
                2.59%, 09/10/02                          12,500         12,526

        COUNTRYWIDE HOME LOAN, INC.
                2.32%, 11/22/02                          10,000         10,012

        COX COMMUNICATIONS, INC.
                2.47%, 11/07/02                          12,840         12,800

        DAIMLERCHRYSLER FINANCIAL CO., L.L.C.
                1.93%, 09/18/02                          10,000          9,966

        DUKE CAPITAL CORP., 144A
                2.46%, 09/30/02                          15,000         14,869

        ERP OPERATING, L.P.
                2.40%, 11/21/02                          10,000         10,037

    (7) FORD MOTOR CREDIT
                3.73%, 10/25/02                          20,500         19,642

        GENERAL MOTORS ACCEPTANCE CORP.
                2.58%, 10/21/02                          10,000          9,808
                2.61%, 05/04/04                          10,000          9,774

        GOLDEN STATE HOLDINGS
                2.82%, 11/01/02                           8,000          7,970

        GULF STATES UTILITIES, 144A
                3.20%, 09/03/02                           5,000          4,985

        HCA, INC.
                3.38%, 09/19/02                           9,750          9,751


See financial notes.

PORTFOLIO HOLDINGS As of August 31, 2002. Continued

        SECURITY
        SERIES                                            FACE VALUE    MKT. VALUE
                RATE, MATURITY DATE                      ($ x 1,000)   ($ x 1,000)
        INDIANA MICHIGAN POWER
                2.52%, 09/03/02                                6,500         6,500

        J.P. MORGAN CHASE & CO.
                1.93%, 11/20/02                               10,000        10,008

        LEHMAN BROTHERS HOLDINGS
        Series G
                2.26%, 10/07/02                               10,000         9,986

        MBNA CORP.
        Series F
                2.78%, 08/16/02                               12,000        11,887
                2.84%, 09/12/02                                5,000         4,961
                3.53%, 11/26/02                                2,000         2,002

        NATIONAL CONSUMER COOPERATIVE BANK
        Series B
                4.06%, 11/05/02                               10,000        10,013

        POPULAR N.A., INC.
                3.51%, 10/15/02                               10,000        10,104

        WEYERHAEUSER CO., 144A
                3.01%, 09/16/02                               10,000        10,008
                                                                           -------
                                                                           268,669
        ASSET BACKED OBLIGATIONS 3.8% of investments
        --------------------------------------------------------------------------

        AIRPLANES PASS THROUGH TRUST
        Series 1R Class A8
                2.16%, 09/16/02                               15,000        14,995

        COUNTRYWIDE ASSET-BACKED CERTIFICATES
        Series 2001-3 Class M1
                2.31%, 09/25/02                                3,000         3,004
        Series 2001-BC3 Class M1
                2.36%, 09/25/02                                5,000         5,015
      = Series 2002-3 Class M1
                3.24%, 09/30/02                                4,000         4,000

        MBNA MASTER CREDIT CARD TRUST II
        Series 2000-C Class A
                1.94%, 09/16/02                               10,000        10,019

        PEAGSUS AVIATION LEASE SECURITIZATION
        Series 2001-1A Class A3
                2.46%, 09/10/02                               10,241        10,425

        PROVIDENT BANK HOME EQUITY LOAN TRUST
        Series 1997-2 Class A5
                2.04%, 09/25/02                                4,304         4,301
                                                                           -------
                                                                            51,759


        SECURITY                                          FACE VALUE    MKT. VALUE
                RATE, MATURITY DATE                      ($ x 1,000)   ($ x 1,000)
        COMMERCIAL PAPER & OTHER CORPORATE
        OBLIGATIONS 4.2% of investments
        --------------------------------------------------------------------------
    (6) ATLANTIS TWO FUNDING CORP.
                2.10%, 09/03/02                               20,000        19,998
                2.15%, 09/12/02                               13,000        12,992

        COMCAST CABLE COMMUNICATIONS
                2.06%, 09/16/02                               10,000         9,991

        SAFEWAY, INC.
                1.95%, 09/03/02                               15,000        14,998
                                                                           -------
                                                                            57,979

                                                                        MKT. VALUE
        SECURITY AND NUMBER OF SHA   RES                               ($ x 1,000)
        PREFERRED STOCK 0.3% of investments
        --------------------------------------------------------------------------

        COBANK 70,000                                                        3,901

        OTHER INVESTMENT COMPANIES
        0.0% of investments
        --------------------------------------------------------------------------

        PROVIDENT INSTITUTIONAL FUNDS--
        FED FUNDS PORTFOLIO 835,778                                            836


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB TOTAL BOND MARKET FUND-- Financials

Statement of
ASSETS AND LIABILITIES
As of August 31, 2002. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------
Investments, at market value (including $150,784 of
        securities on loan)                                      $1,373,184  a
Collateral held for securities on loan                              152,230
Receivables:
        Fund shares sold                                              6,237
        Interest                                                     10,991
        Investments sold                                             17,165
Prepaid expenses                                              +          25
                                                              -------------
TOTAL ASSETS                                                      1,559,832

LIABILITIES
---------------------------------------------------------------------------
Collateral held for securities on loan                              152,230
Payables:
        Fund shares redeemed                                          1,081
        Dividends to shareholders                                     3,728
        Investments bought                                          349,822
        Transfer agent and shareholder service fees                      22
Accrued expenses                                              +          67
                                                              -------------
TOTAL LIABILITIES                                                   506,950

NET ASSETS
---------------------------------------------------------------------------
TOTAL ASSETS                                                      1,559,832
TOTAL LIABILITIES                                             -     506,950
                                                              -------------
NET ASSETS                                                       $1,052,882

NET ASSETS BY SOURCE
Capital received from investors                                   1,022,162
Net investment income not yet distributed                               484
Net realized capital losses                                          (1,636) b
Net unrealized capital gains                                         31,872

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
$1,052,882     103,072         $10.22

a The fund's amortized cost for these securities was $1,341,312. Not counting short-term obligations and government securities, the fund paid $237,967 for securities during the reporting period, and received $247,305 from securities it sold or that matured. For long-term government securities, the fund paid $573,267 during the report period and received $493,215 for securities it sold or that matured. Included in the total purchases and sales amounts are $80,535 in transactions with other SchwabFunds(R).

b These derive from investments, swap agreements and short sales.


FEDERAL TAX BASIS DATA

PORTFOLIO COST                                   $1,341,639

NET UNREALIZED GAINS AND LOSSES:
Gains                                            $   35,950
Losses                                        +      (4,405)
                                              -------------
                                                 $   31,545

UNDISTRIBUTED EARNINGS:
Ordinary income                                  $    4,213
Long-term capital gains                          $       --
DEFERRED CAPITAL LOSSES                          $    1,309

RECLASSIFICATIONS:
Net investment income not
  yet distributed                                      ($51)
Reclassified as:
Net realized capital gains                       $       51


See financial notes.

Statement of
OPERATIONS
For September 1, 2001 through August 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $48,993
Lending of securities                                           +      489
                                                                ----------
TOTAL INVESTMENT INCOME                                             49,482

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                               6,629
Net realized losses on short sales                              +   (2,330)
                                                                ----------
NET REALIZED GAINS                                                   4,299

NET UNREALIZED GAINS
--------------------------------------------------------------------------------
Net unrealized gains on investments                                 10,232

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                            2,574 a
Transfer agent and shareholder service fees                          2,470 b
Trustees' fees                                                          19 c
Custodian and portfolio accounting fees                                238
Professional fees                                                       32
Registration fees                                                      107
Shareholder reports                                                    122
Other expenses                                                  +       24
                                                                ----------
Total expenses                                                       5,586
Expense reduction                                               -    2,127 d
                                                                ----------
NET EXPENSES                                                         3,459

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             49,482
NET EXPENSES                                                    -    3,459
                                                                ----------
NET INVESTMENT INCOME                                               46,023
NET REALIZED GAINS                                                   4,299 e
NET UNREALIZED GAINS                                            +   10,232 e
                                                                ----------
INCREASE IN NET ASSETS FROM OPERATIONS                             $60,554


a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least November 15, 2002, to 0.35% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $14,531.


                                                            See financial notes.

SCHWAB TOTAL BOND MARKET FUND -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                                 9/1/01-8/31/02   9/1/00-8/31/01
Net investment income                                   $46,023          $46,327
Net realized gains                                        4,299           25,408
Net unrealized gains                                 +   10,232           20,972
                                                     ---------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                   60,554           92,707

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                    $45,256          $46,451
Distributions from net realized gains
   on investments                                    +   15,184               --
                                                     ---------------------------
TOTAL DISTRIBUTIONS PAID                                $60,440          $46,451  a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      9/1/01-8/31/02           9/1/00-8/31/01
                                 QUANTITY          VALUE   QUANTITY        VALUE
Shares sold                        45,679      $ 460,968     40,081    $ 398,466
Shares reinvested                   5,324         53,370      4,360       43,287
Shares redeemed                +  (38,444)      (388,007)   (20,933)    (208,107)
                               -------------------------------------------------
NET INCREASE                       12,559      $ 126,331     23,508    $ 233,646

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       9/1/01-8/31/02          9/1/00-8/31/01
                                    SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period                 90,513    $  926,437     67,005     $646,535
Total increase                 +    12,559       126,445     23,508      279,902  b
                               -------------------------------------------------
END OF PERIOD                      103,072    $1,052,882     90,513     $926,437  c

a The tax-basis components of distributions paid for the current period are:

  Ordinary income                             $60,440
  Long-term capital gains                     $   --

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $484 at the end of the current period and distributions in excess of net investment income in the amount of $232 at the end of the prior period.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  Growth Portfolio                                       7.8%
  Balanced Portfolio                                    16.1%
  Conservative Portfolio                                14.5%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                                    0.3%


See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB INVESTMENTS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY ENTER INTO SWAP AGREEMENTS. In these transactions, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the term of the swap is specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counter-party might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Investments. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS organized October 26, 1990
  Schwab 1000 Fund(R)
  Schwab Short-Term Bond Market Fund
  Schwab Total Bond Market Fund
  Schwab California Short/Intermediate
    Tax-Free Bond Fund
  Schwab California Long-Term Tax-Free Bond Fund
  Schwab Short/Intermediate Tax-Free Bond Fund
  Schwab Long-Term Tax-Free Bond Fund
  Schwab YieldPlus Fund(R)

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ALSO SELL SECURITIES SHORT (SELL SECURITIES THEY DO NOT OWN). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts, as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss.

THE SCHWAB TOTAL BOND MARKET INDEX FUND MAY ENTER INTO MORTGAGE DOLLAR ROLL TRANSACTIONS. In these transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, a fund may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R).

The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


Schwab Taxable Bond Funds

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

   BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

   SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, INCLUDING RESTRICTED
   SECURITIES: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

   SWAP AGREEMENTS: each open contract is valued at a formula that varies with the specific terms of the agreement.

   SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

IF A FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund (two of the portfolios constituting Schwab Investments, hereafter referred to as the "Funds") at August 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
October 11, 2002


Schwab Taxable Bond Funds

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign.

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 45 as of 8/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 1      Chair, Trustee:                 Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                  Family of Funds, 1989;          Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                         Investments, 1991;              Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                         Capital Trust, 1993;            Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                         Annuity Portfolios, 1994.       International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                         Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                         Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                         Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                         Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                         Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                         (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                         Performance Technologies, Inc. (technology), TrustMark, Inc.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1    Trustee: 2000                   Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                   (all trusts).                   Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                         Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                         Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                         TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                         Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                         Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                         for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                         Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                         Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1       Trustee: 2002                   EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                  (all trusts).                   Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          President, CEO                  President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                  (all trusts).                   EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                         American Century Investment Management; Director, American
                                                         Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                         Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                         Equity Portfolio Management, Twentieth Century Investors, Inc.
-----------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG            Treasurer, Principal            SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                   Financial Officer               The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                         (all trusts).                   Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment           SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer                         Management, Inc.; Chief Investment Officer, The Charles Schwab
                         (all trusts).                   Trust Co.
-----------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary                       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                  (all trusts).                   Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                         U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.


Schwab Taxable Bond Funds

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).              Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                                  First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                         (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                         (research), LookSmart, Ltd. (Internet infrastructure), PMI Group,
                                                         Inc. (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                         Special Advisor to the President, Stanford University. Until 2001:
                                                         VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;          CEO, Dorward & Associates (management, marketing and
9/23/31                  Investments, 1991;              communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;            Grey Advertising.
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).              Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                                 (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                         (aircraft leasing), Mission West Properties (commercial real estate),
                                                         Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                         School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;          Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;              services and investment advice).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).              Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                  Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                         (investments--Netherlands), Cooper Industries (electrical products);
                                                         Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;          Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;              Chair, CEO, North American Trust (real estate investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;          Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                  Investments, 1991;              investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

AVERAGE RATE The average rate of interest paid annually by the fixed income securities in a fund or portfolio.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CALL An early repayment of a bond's principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

CALL PROTECTION A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COUPON, COUPON RATE The annual rate of interest paid until maturity by the issuer of a debt security.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. See sidebar.

CREDIT RISK The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

CREDIT RATINGS

MOST MAJOR BOND ISSUERS ARRANGE WITH A RECOGNIZED INDEPENDENT RATING ORGANIZATION, SUCH AS STANDARD & POOR'S (S&P) OR MOODY'S INVESTORS SERVICE, TO RATE THE CREDITWORTHINESS OF THEIR BONDS. THE SPECTRUM OF THESE RATINGS IS DIVIDED INTO TWO MAJOR CATEGORIES: INVESTMENT GRADE AND BELOW INVESTMENT GRADE (SOMETIMES CALLED "JUNK BONDS"). BONDS RATED BELOW INVESTMENT GRADE RANGE
FROM THOSE THAT ARE CONSIDERED TO HAVE SOME VULNERABILITY TO DEFAULT TO THOSE THAT APPEAR ON THE BRINK OF DEFAULT OR ARE IN DEFAULT.

CREDIT                                                            CAPACITY TO
QUALITY                                                           MAKE PAYMENTS

INVESTMENT
GRADE BONDS

   AAA                                     UP                     Strongest
                                         ARROW
   AA                                   GRAPHIC
                                           |
   A                                       |
                                           |
   BBB                                     |                      Adequate
--------------------------------------------------------------------------------
BELOW INVESTMENT                           |
GRADE BONDS                                |
   BB                                      |                      Some what
                                           |                      speculative
   B                                       |
                                           |
   CCC                                     |
                                           |
   CC                                      |
                                           |
   C                                     DOWN                     Highly
                                         ARROW                    Speculative
   D                                    GRAPHIC                   In default


Schwab Taxable Bond Funds

DISCOUNT RATE The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

DIVIDEND Money from earnings that is distributed to shareholders as a given amount per share.

DURATION A measure of a bond investment's sensitivity to interest rates. Calculations of duration take into account the investment's yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but typically is more accurate than maturity in determining the effect of interest rate movements on a bond investment's price.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

GENERAL OBLIGATION BOND A municipal bond that is secured by the issuer's full faith and credit, which typically is backed by the power of the issuer to levy taxes.

INTEREST Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

INTEREST RATE RISK The risk that a bond's value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

MARKET RISK Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as "systematic risk."

MATURITY The date a bond is scheduled to be "retired" and its principal amount returned to the bondholder.

MORTGAGE-BACKED SECURITY A bond or other debt security that represents ownership in a pool of mortgage loans.

MUNI, MUNICIPAL BOND, MUNICIPAL SECURITY Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PREPAYMENT RISK The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

REVENUE BOND A municipal bond that is issued to finance public works and is secured by revenue from a public works project (such as a highway or stadium) rather than the full faith and credit of the issuer.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

YIELD TO MATURITY The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond's current price and its principal amount, or face value.

NOTES

NOTES

NOTES

Contact Schwab

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Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. SchwabFunds also feature low investor expenses. The list at right shows all
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Whether you're an experienced investor or just starting out, SchwabFunds can
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INTERNET 1
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THE SCHWABFUNDS FAMILY

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Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money..

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